ACQUISITIONS (Details) (USD $)	3 Months Ended		12 Months Ended		0 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Aug. 15, 2014
ACQUISITIONS (Details) [Line Items]
Payments to Acquire Businesses, Gross	$ 3,000,000		$ 100,000
Stock Repurchased During Period, Shares (in Shares)	3,110,063	85,950	85,950	400,000
Stock Repurchased During Period, Value	4,354,088	60,000	60,000	100,000
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Consideration Transferred	1,354,088
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	225,000
Amortization of Intangible Assets	210,789	45,970	446,014	183,880
Customer Lists [Member] | Organic Food Brokers [Member]
ACQUISITIONS (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	60 years		60 months
Amortization of Intangible Assets	29,817		59,635
Organic Food Brokers [Member]
ACQUISITIONS (Details) [Line Items]
Payments to Acquire Businesses, Gross					100,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	225,000		225,000		225,000
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	26,250		52,500
Other Liabilities, Current	146,250		172,500
Business Combination, Consideration Transferred	596,349		596,349
Business Acquisition, Percentage of Voting Interests Acquired						100.00%
Business Combination, Consideration Transferred, Liabilities Incurred					200,000
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award					stock options issued by the Company to acquire one hundred thousand (100,000) shares of its common stock over the four year period following the closing date
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)					100,000
Option exercise price (in Dollars per share)					$ 1.46
Business Combination, Contingent Consideration Arrangements, Description					the company is contingently liable for certain performance-based payments over the twenty-four months following the acquisition date
The Fresh Diet [Member]
ACQUISITIONS (Details) [Line Items]
Payments to Acquire Businesses, Gross	3,000,000
Stock Repurchased During Period, Shares (in Shares)	3,110,063
Business Combination, Consideration Transferred	$ 12,645,912					$ 14,000,000